Cover	Aug. 01, 2022
Cover [Abstract]
Entity Registrant Name	Camber Energy, Inc.
Entity Central Index Key	0001309082
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 01, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-29219
Entity Tax Identification Number	20-2660243
Entity Address Postal Zip Code	77094
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CEI
Security Exchange Name	NYSEAMER
Entity Address State Or Province	TX
Entity Address City Or Town	Houston
Entity Address Address Line 1	15915 Katy Freeway
Entity Address Address Line 2	Suite 450
City Area Code	281
Local Phone Number	404-4387